Schedule of Investments (unaudited) May 31, 2019	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 114.8%

Alabama — 3.2%
City of Birmingham Alabama, GO, Convertible CAB, Series A1, 5.00%, 03/01/45	$1,165	$1,316,753
City of Birmingham Alabama Airport Authority, ARB, (AGM), 5.50%, 07/01/40	5,800	6,004,624
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 06/01/19(a)	1,495	1,495,000
State of Alabama Docks Department, Refunding RB, 6.00%, 10/01/20(a)	3,800	4,029,102

		12,845,479

Alaska — 0.3%
Alaska Industrial Development & Export Authority, RB, Providence Health Services, Series A, 5.50%, 10/01/41	1,070	1,148,741

Arizona — 0.8%
Arizona State University, RB, Green Bonds, Series B, 5.00%, 07/01/42	1,395	1,636,349
State of Arizona, COP, Department of Administration, Series A (AGM):
5.00%, 10/01/27	1,250	1,264,462
5.25%, 10/01/28	250	253,095

		3,153,906

California — 10.7%
California Health Facilities Financing Authority, RB, St. Joseph Health System, Series A, 5.75%, 07/01/39	625	626,962
California Health Facilities Financing Authority, Refunding RB, Kaiser Permanente, Sub-Series A-2, 5.00%, 11/01/47	1,465	2,107,241
California Infrastructure & Economic Development Bank, RB, Bay Area Toll Bridges, 1st Lien, Series A (AMBAC), 5.00%, 01/01/28(a)	10,100	13,018,799
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 04/01/42	1,620	1,768,279
California Statewide Communities Development Authority, Refunding RB, Adventist Health System, Series A, 4.00%, 03/01/48	3,175	3,372,612
City & County of San Francisco Public Utilities Commission Wastewater Revenue, Refunding RB, Sewer System, Series B, 4.00%, 10/01/42	1,500	1,581,390

Security	Par (000)	Value

California (continued)
Mount San Antonio Community College District, GO, Refunding, CAB, Election of 2008, Series A, 0.00%, 08/01/43(b)	$1,580	$1,488,945
San Diego California Unified School District, GO, Election of 2008(c):
CAB, Series C, 0.00%, 07/01/38	2,000	1,150,220
CAB, Series G, 0.00%, 07/01/34	725	374,955
CAB, Series G, 0.00%, 07/01/35	775	377,130
CAB, Series G, 0.00%, 07/01/36	1,155	528,863
CAB, Series G, 0.00%, 07/01/37	770	331,870
CAB, Series K-2, 0.00%, 07/01/38	1,745	907,295
CAB, Series K-2, 0.00%, 07/01/39	2,115	1,052,551
CAB, Series K-2, 0.00%, 07/01/40	2,715	1,295,707
San Diego California Unified School District, GO, Refunding, CAB, Series R-1, 0.00%, 07/01/31(c)	1,400	1,033,172
State of California, GO, Refunding, Various Purposes, 5.00%, 10/01/41	1,100	1,187,890
State of California, GO, Various Purposes, 5.00%, 04/01/42	3,000	3,269,370
State of California Public Works Board, LRB, Various Capital Projects, Series I, 5.50%, 11/01/33	1,415	1,643,254
Yosemite Community College District, GO, CAB, Election of 2004, Series D, 0.00%, 08/01/37(c)	10,000	5,908,000

		43,024,505

Colorado — 0.6%
Regional Transportation District, COP, Refunding, Series A, 5.38%, 06/01/31	960	993,485
Regional Transportation District, COP, Series A, 5.00%, 06/01/39	1,305	1,448,706

		2,442,191

Connecticut — 1.4%
State of Connecticut, GO, Series E, 5.00%, 09/15/37	2,280	2,723,619
University of Connecticut, RB, Series A, 5.00%, 01/15/34	2,620	3,101,792

		5,825,411

Delaware — 0.8%
County of Kent Delaware, RB, CHF-Dover, LLC-Delaware State University Project, Series A:
5.00%, 07/01/40	770	861,299
5.00%, 07/01/48	2,110	2,341,973

		3,203,272

1

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

District of Columbia — 2.4%
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, 6.75%, 05/15/40	$9,500	$9,808,940

Florida — 6.8%
County of Brevard Florida Health Facilities Authority, Refunding RB, Health First, Inc. Project, 5.00%, 04/01/39	1,795	1,968,110
County of Miami-Dade Florida, RB, Seaport Department, Series A, 6.00%, 10/01/38	2,770	3,210,652
County of Miami-Dade Florida Aviation, Refunding ARB(a):
Aviation, Miami International Airport, Series A-1, 5.50%, 10/01/20	5,000	5,265,350
Series A, 5.50%, 10/01/19	5,000	5,065,950
County of Miami-Dade Florida Educational Facilities Authority, RB, University of Miami, Series A, 5.00%, 04/01/40	3,910	4,372,045
County of Miami-Dade Florida Health Facilities Authority, Refunding RB, Nicklaus Children’s Hospital Project, 5.00%, 08/01/42	685	797,819
County of Orange Florida Health Facilities Authority, Refunding RB, Presbyterian Retirement Communities Project:
5.00%, 08/01/41	630	690,990
5.00%, 08/01/47	1,845	2,016,585
County of Sarasota Florida Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, 5.63%, 07/01/19(a)	300	300,927
Reedy Creek Improvement District, GO, Series A, 5.25%, 06/01/33	1,340	1,512,378

Security	Par (000)	Value

Florida (continued)
Tohopekaliga Water Authority, Refunding RB, Series A, 5.25%, 10/01/21(a)	$2,000	$2,173,100

		27,373,906

Georgia — 3.5%
City of Atlanta Georgia Department of Aviation, Refunding GARB, Series C, 6.00%, 01/01/30	7,500	8,029,950
City of Atlanta Georgia Water & Wastewater Revenue, Refunding RB, 5.00%, 11/01/40	1,500	1,739,505
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A (GTD), 5.50%, 08/15/54	545	635,029
County of Georgia Housing & Finance Authority, RB, S/F Housing, Series A:
3.95%, 12/01/43	685	724,175
4.00%, 12/01/48	500	527,970
Main Street Natural Gas, Inc., RB, Series A:
5.00%, 05/15/38	595	762,320
5.00%, 05/15/43	775	898,000
Private Colleges & Universities Authority, RB, Savannah College of Art & Design:
5.00%, 04/01/33	155	173,188
5.00%, 04/01/44	595	654,000

		14,144,137

Hawaii — 1.3%
State of Hawaii Harbor System, RB, Series A, 5.50%, 07/01/35	5,000	5,204,700

Illinois — 13.3%
City of Chicago Illinois O’Hare International Airport, GARB:
3rd Lien, 5.63%, 01/01/21(a)	1,230	1,310,860
3rd Lien, 5.63%, 01/01/35	295	312,845
Senior Lien, Series D, 5.25%, 01/01/42	3,300	3,899,181
City of Chicago Illinois O’Hare International Airport, Refunding GARB, Senior Lien, Series D, 5.25%, 01/01/34	9,800	10,846,444
City of Chicago Illinois Transit Authority, RB:
5.25%, 12/01/49	3,500	3,904,530
Sales Tax Receipts, 5.25%, 12/01/36	650	687,914

2

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.13%, 12/01/38	$7,700	$8,073,912
5.50%, 12/01/38	1,000	1,063,870
County of Cook Illinois Forest Preserve District, GO, Refunding, Limited Tax Project, Series B, 5.00%, 12/15/37	210	221,813
County of Will Illinois, GO, 5.00%, 11/15/45	1,400	1,575,756
Illinois Finance Authority, RB, Chicago LLC, University of Illinois at Chicago Project, Series A:
5.00%, 02/15/37	700	785,358
5.00%, 02/15/47	480	530,179
5.00%, 02/15/50	240	264,192
Illinois Finance Authority, Refunding RB:
OSF Health Care System, Series A, 5.00%, 11/15/45	2,815	3,103,875
Silver Cross Hospital & Medical Centers, Series C, 4.13%, 08/15/37	3,130	3,236,107
Silver Cross Hospital & Medical Centers, Series C, 5.00%, 08/15/44	390	432,362
University of Chicago Medical Center, Series B, 4.00%, 08/15/41	900	960,354
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 06/01/21(a)	710	772,459
State of Illinois, GO:
5.25%, 07/01/29	8,345	9,102,142
5.50%, 07/01/33	880	964,489
5.50%, 07/01/38	1,475	1,603,531

		53,652,173

Indiana — 0.3%
Indiana Finance Authority, RB, CWA Authority Project, 1st Lien, Series A, 5.25%, 10/01/38	1,100	1,183,842

Iowa — 2.1%
Iowa Finance Authority, RB, Iowa Health Care Facilities:
Genesis Health System, 5.50%, 07/01/33	3,000	3,412,680
Series A (AGC), 5.63%, 08/15/19(a)	5,000	5,040,200

		8,452,880

Maryland — 1.7%
County of Montgomery Maryland, RB, Trinity Health Credit Group, 4.00%, 12/01/44	1,810	1,922,455

Security	Par (000)	Value

Maryland (continued)
Maryland Community Development Administration, Refunding RB, S/F Housing, Series A, 4.10%, 09/01/38	$745	$801,218
Maryland Health & Higher Educational Facilities Authority, RB, University of Maryland Medical System Issue, 4.00%, 07/01/48	4,000	4,271,000

		6,994,673

Massachusetts — 3.2%
Massachusetts Development Finance Agency, RB:
Emerson College Issue, Series A, 5.00%, 01/01/47	2,370	2,677,128
Emerson College Issue, 5.00%, 01/01/48	2,595	2,966,760
UMass Darthmouth Student Housing Project, 5.00%, 10/01/48	1,970	2,236,856
Massachusetts Development Finance Agency, Refunding RB:
Atrius Health Issue, Series A, 5.00%, 06/01/39	125	147,375
Atrius Health Issue, Series A, 4.00%, 06/01/49	185	194,505
Foxborough Regional Charter School Issue, 5.00%, 07/01/37	190	212,158
Western New England University, 5.00%, 09/01/43	1,750	2,022,458
Massachusetts Housing Finance Agency, RB, M/F Housing, Series A:
3.80%, 12/01/43	365	381,243
3.85%, 06/01/46	490	512,628
Massachusetts School Building Authority, RB, Dedicated Sales Tax, Senior Series A, 5.00%, 05/15/43	1,395	1,542,535

		12,893,646

Michigan — 7.1%
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 07/01/41	1,100	1,182,984
Michigan Finance Authority, RB, Beaumont Health Credit Group, Series A, 5.00%, 11/01/44	3,640	4,126,486
Michigan Finance Authority, Refunding RB:
Henry Ford Health System, 5.00%, 11/15/41	2,235	2,581,023
Hospital; Trinity Health Credit Group, 5.00%, 12/01/39	9,020	9,675,754
Trinity Health Credit Group, 5.00%, 12/01/21(a)	30	32,558

3

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan (continued)
Michigan State Housing Development Authority, RB, S/F Housing, Series A, 3.80%, 10/01/38	$3,965	$4,170,268
Royal Oak Hospital Finance Authority Michigan, Refunding RB, Beaumont Health Credit Group, Series D, 5.00%, 09/01/39	1,560	1,726,733
State of Michigan Building Authority, Refunding RB, Facilities Program:
Series I-A, 5.38%, 10/15/36	2,000	2,159,220
Series I-A, 5.38%, 10/15/41	800	862,208
Series II-A, 5.38%, 10/15/36	1,500	1,619,415
Western Michigan University, Refunding RB, General, University and College Improvements (AGM), 5.00%, 11/15/39	430	486,863

		28,623,512

Minnesota — 0.6%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series A, 5.00%, 11/15/49	1,315	1,540,088
City of State Cloud Minnesota, Refunding RB, Centracare Health System, 5.00%, 05/01/48	655	781,959

		2,322,047

Nebraska — 1.7%
Central Plains Nebraska Energy Project, RB, Gas Project No. 3, 5.25%, 09/01/37	6,345	6,930,390

Nevada — 1.8%
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A:
5.25%, 07/01/42	3,000	3,054,900
(AGM), 5.25%, 07/01/39	4,100	4,177,162

		7,232,062

New Jersey — 9.8%
New Jersey EDA, RB:
School Facilities Construction Bonds, Series DDD, 5.00%, 06/15/42	375	419,580
Series WW, 5.25%, 06/15/33	170	191,479
Series WW, 5.00%, 06/15/34	225	249,658
Series WW, 5.00%, 06/15/36	1,395	1,540,750
Series WW, 5.25%, 06/15/40	400	443,868
New Jersey EDA, Refunding RB, Sub-Series A, 4.00%, 07/01/32	930	987,400

Security	Par (000)	Value

New Jersey (continued)
New Jersey Health Care Facilities Financing Authority, Refunding RB, Hospital Asset Transfer Program, 5.00%, 10/01/37	$1,605	$1,822,188
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program Bonds, Series S, 5.25%, 06/15/43	2,150	2,497,805
5.00%, 06/15/36	5,070	5,478,693
CAB, Transportation System, Series A, 0.00%, 12/15/38(c)	5,845	2,885,969
Transportation Program, Series AA, 5.25%, 06/15/33	1,660	1,818,779
Transportation Program, Series AA, 5.00%, 06/15/38	945	1,030,333
Transportation System, Series A, 5.50%, 06/15/41	3,000	3,171,960
Transportation System, Series AA, 5.50%, 06/15/39	3,785	4,144,272
Transportation System, Series B, 5.25%, 06/15/36(d)	5,000	5,268,750
Transportation System, Series D, 5.00%, 06/15/32	900	1,001,412
New Jersey Transportation Trust Fund Authority, Refunding RB, Transportation System, Series A, 5.00%, 12/15/36	340	392,295
South Jersey Port Corp., RB, Sub-Marine Terminal, Series A, 5.00%, 01/01/49	720	813,478
Tobacco Settlement Financing Corp., Refunding RB, Series A:
5.00%, 06/01/35	1,750	2,046,590
5.25%, 06/01/46	1,725	1,967,587
Tobacco Settlement Bonds, 5.00%, 06/01/33	1,000	1,177,290

		39,350,136

New Mexico — 0.1%
New Mexico Hospital Equipment Loan Council, Refunding RB, Presbyterian Healthcare Services, 5.00%, 08/01/44	405	459,448

New York — 2.6%
City of New York Transitional Finance Authority, Refunding RB, Future Tax Secured, Series B, 5.00%, 11/01/32	1,650	1,832,309
City of New York Water & Sewer System, Refunding RB, Water and Sewer System, 2nd General Resolution, Fiscal 2013, Series BB, 4.00%, 06/15/47	2,855	2,983,475

4

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012:
5.75%, 02/15/21(a)	$480	$515,645
5.75%, 02/15/47	290	309,578
Metropolitan Transportation Authority, Refunding RB, Series B, 5.00%, 11/15/37	1,570	1,852,757
State of New York Mortgage Agency, Refunding RB, S/F Housing, Series 211, 3.75%, 10/01/43	2,810	2,929,228

		10,422,992

Ohio — 2.9%
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A, 6.50%, 11/15/21(a)	610	682,852
Northwest Local School District/Hamilton & Butler Counties, GO, School Improvements, 4.00%, 12/01/50	2,645	2,754,873
State of Ohio, Refunding RB, University Hospitals Health System, Series A, 5.00%, 01/15/41	3,500	3,692,115
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1:
5.25%, 02/15/32	780	874,216
5.25%, 02/15/33	1,095	1,225,185
University of Akron, Refunding RB, Series A, 5.00%, 01/01/37	2,000	2,324,660

		11,553,901

Oregon — 0.4%
Counties of Washington & Multnomah Oregon School District No. 48J Beaverton, GO, Convertible CAB, Series D, 5.00%, 06/15/36	945	1,142,845
County of Clackamas Oregon School District No. 12 North Clackamas, GO, CAB, Series A, 0.00%, 06/15/38(c)	1,115	541,623

		1,684,468

Pennsylvania — 5.7%
Commonwealth Financing Authority, RB, Tobacco Master Settlement Payment:
5.00%, 06/01/33	790	949,896
5.00%, 06/01/34	1,750	2,096,028
(AGM), 4.00%, 06/01/39	3,230	3,517,082
County of Montgomery Higher Education & Health Authority, Refunding RB, Thomas Jefferson University, Series A, 4.00%, 09/01/49	1,145	1,221,337

Security	Par (000)	Value

Pennsylvania (continued)
Pennsylvania HFA, RB, S/F Housing Mortgage, AMT, Series 118-B, 4.05%, 10/01/40	$1,770	$1,850,340
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Thomas Jefferson University, Series A, 5.25%, 09/01/50	4,245	4,816,547
Pennsylvania Turnpike Commission, RB:
Series A, 5.00%, 12/01/38	695	793,412
Series A-1, 5.00%, 12/01/41	2,730	3,164,862
Series B, 5.00%, 12/01/40	1,060	1,219,763
Series C, 5.50%, 12/01/23(a)	630	739,967
Subordinate, Special Motor License Fund, 6.00%, 12/01/20(a)	625	666,906
Pennsylvania Turnpike Commission, Refunding RB:
Series A-1, 5.00%, 12/01/40	850	968,949
Turnpike Subordinate Revenue, Second Series, 5.00%, 12/01/35	860	1,009,571

		23,014,660

Rhode Island — 2.1%
Narragansett Bay Commission, Refunding RB, Series A, 4.00%, 09/01/43	2,275	2,370,209
Tobacco Settlement Financing Corp., Refunding RB, Series B, 4.50%, 06/01/45	5,855	5,952,720

		8,322,929

South Carolina — 6.1%
South Carolina Jobs EDA, Refunding RB, Palmetto Health, Series A (AGM), 6.50%, 08/01/21(a)	260	287,737
Spartanburg Regional Health Services District, Refunding RB, Series A, 4.00%, 04/15/43	3,500	3,673,145
State of South Carolina Ports Authority, ARB, 5.25%, 07/01/20(a)	5,000	5,202,450
State of South Carolina Public Service Authority, RB:
Santee Cooper, Series A, 5.50%, 12/01/54	6,960	7,848,931
Series E, 5.50%, 12/01/53	1,610	1,795,553
State of South Carolina Public Service Authority, Refunding RB, Series B:
Santee Cooper, 5.00%, 12/01/38	2,360	2,609,735
(AGM), 5.00%, 12/01/56	2,845	3,262,361

		24,679,912

5

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Dakota — 0.5%
City of Rapid City South Dakota, RB, 4.00%, 12/01/48	$1,760	$1,873,520

Tennessee — 0.0%
County of Nashville & Davidson Metropolitan Government Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 07/01/40	35	40,142

Texas — 15.4%
City of Arlington Texas, Special Tax Bonds, Sub Lien, Series C (BAM), 5.00%, 02/15/45	2,105	2,198,062
City of San Antonio Texas Electric & Gas Revenue, RB, Junior Lien, 5.00%, 02/01/38	615	680,288
Coppell Texas ISD, GO, CAB, Refunding (PSF-GTD), 0.00%, 08/15/30(c)	10,030	7,787,292
County of Harris Texas, GO, Refunding, (NPFGC)(c):
0.00%, 08/15/25	7,485	6,682,533
0.00%, 08/15/28	10,915	9,004,002
County of Harris Texas Houston Sports Authority, Refunding RB, CAB, Junior Lien, Series H (NPFGC)(c):
0.00%, 11/15/38	5,785	2,404,477
0.00%, 11/15/39	6,160	2,398,704
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A, 0.00%, 09/15/36(c)	2,340	1,210,622
Dallas-Fort Worth International Airport, Refunding ARB, Series F, 5.25%, 11/01/33	1,090	1,234,153
El Paso Independent School District, GO, (PSF-GTD), 4.00%, 08/15/43	2,110	2,310,534
Grand Parkway Transportation Corp., RB, Series B:
Convertible CAB, 0.00%, 10/01/46(b)	2,365	2,427,129
Subordinate Tier Toll Revenue Bonds, 5.00%, 04/01/53	465	508,013

Security	Par (000)	Value

Texas (continued)
Harris County-Houston Sports Authority, Refunding RB, 3rd Lien, Series A (NPFGC)(c):
0.00%, 11/15/24(a)	$5,965	$2,366,017
0.00%, 11/15/38	10,925	3,992,323
Leander ISD, GO, Refunding, CAB, Series D (PSF-GTD), 0.00%, 08/15/38(c)	3,775	1,703,884
North Texas Tollway Authority, RB(a):
CAB, Special Project System, Series B, 0.00%, 09/01/31(c)	1,975	937,434
Convertible CAB, Series C, 0.00%, 09/01/31(b)	2,500	3,307,825
Special Projects System, Series A, 6.00%, 09/01/21	1,000	1,098,810
North Texas Tollway Authority, Refunding RB:
1st Tier System, Series A, 6.00%, 01/01/28	115	115,366
Series B, 5.00%, 01/01/40	385	423,677
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing and Expansion Project, 4.00%, 09/15/42	3,155	3,292,463
San Jacinto College District, GOL, Series A, 5.00%, 02/15/44	815	980,339
Texas Municipal Gas Acquisition & Supply Corp. III, RB, Natural Gas Utility Improvements:
5.00%, 12/15/31	2,105	2,291,882
5.00%, 12/15/32	2,540	2,760,726

		62,116,555

Utah — 0.6%
Salt Lake City Corp. Airport Revenue, ARB, Series B, 5.00%, 07/01/43	2,000	2,405,160

Virginia — 0.9%
Virginia Beach Development Authority, Refunding RB, Westminster-Canterbury on Chesapeake Bay:
5.00%, 09/01/44	1,375	1,566,194
4.00%, 09/01/48	885	935,631
Virginia HDA, RB, M/F Housing, Rental Housing, Series B, 4.00%, 06/01/53	895	940,018

		3,441,843

Washington — 1.1%
State of Washington Housing Finance Commission, Refunding RB, Horizon House Project, 5.00%, 01/01/38(e)	1,400	1,565,368

6

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
Washington Health Care Facilities Authority, RB:
MultiCare Health System, Remarketing, Series B, 5.00%, 08/15/44	$2,000	$2,153,000
Providence Health & Services, Series A, 5.25%, 10/01/39	675	693,461

		4,411,829

West Virginia — 0.8%
West Virginia Hospital Finance Authority, RB, Improvement, West Virginia University Health System Obligated Group, Series A, 4.00%, 06/01/51	3,050	3,241,937

Wisconsin — 2.2%
State of Wisconsin Health & Educational Facilities Authority, RB:
Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	1,500	1,521,600
Marshfield Clinic Health System, Inc. Series C, 4.00%, 02/15/42	5,000	5,195,800
Wisconsin Health & Educational Facilities Authority, Refunding RB, Milwaukee Regional Medical Center Thermal Service, 5.00%, 04/01/44	1,895	2,247,262

		8,964,662

Total Municipal Bonds — 114.8% (Cost — $420,254,326)		462,444,507

Municipal Bonds Transferred to Tender Option Bond Trusts(f)

Arizona — 0.3%
City of Phoenix Civic Improvement Corp., Refunding RB, Water System, Junior Lien, Series A, 5.00%, 07/01/19(a)	1,300	1,303,322

California — 1.9%
Los Angeles California Unified School District, GO, Election of 2008, Series B-1, 5.25%, 07/01/42(d)	3,432	4,201,398
San Diego California Community College District, GO, Election of 2002, 5.25%, 08/01/19(a)	449	451,647

Security	Par (000)	Value

California (continued)
Visalia Unified School District, COP, (AGM), 4.00%, 05/01/48	$3,077	$3,134,135

		7,787,180

Connecticut — 0.5%
State of Connecticut Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	1,561	1,798,684

District of Columbia — 0.3%
District of Columbia, RB, Series A, 5.50%, 12/01/30(d)	1,080	1,100,904

Florida — 5.7%
City of Miami Beach Florida, RB, 5.00%, 09/01/45	3,500	4,027,782
County of Miami-Dade Florida Transit System, Refunding RB, Sales Tax, 5.00%, 07/01/42	1,950	2,117,515
County of Miami-Dade Florida Water & Sewer System, RB, (AGM), 5.00%, 10/01/20(a)	10,101	10,569,587
County of Orange Florida School Board, COP, Series A (AGC), 5.50%, 08/01/19(a)	6,096	6,135,616

		22,850,500

Illinois — 5.0%
Illinois Finance Authority, RB, The Carle Foundation, Series A (AGM), 6.00%, 08/15/41	2,400	2,596,908
State of Illinois, RB, Build Illinois, Series B, 5.25%, 06/15/19(a)(d)	1,400	1,401,168
State of Illinois Toll Highway Authority, RB:
Series A, 5.00%, 01/01/38	7,714	8,410,291
Series A, 5.00%, 01/01/40	3,045	3,484,941
Series B, 5.00%, 01/01/40	1,170	1,348,030
Series C, 5.00%, 01/01/38	2,658	3,021,822

		20,263,160

Kansas — 1.6%
County of Wyandotte Kansas Unified School District, GO, Series A, 5.50%, 09/01/47	5,363	6,537,258

Maryland — 0.9%
City of Baltimore Maryland Water Utility Fund, RB, Sub-Water Projects, Series A, 5.00%, 07/01/41	3,139	3,666,864

Massachusetts — 4.8%
Commonwealth of Massachusetts, GO, Series A, 5.00%, 03/01/46	1,661	1,873,053

7

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts Development Finance Agency, RB, Worcester Polytechnic Institute, 4.00%, 09/01/49	$5,494	$5,674,828
Massachusetts Development Finance Agency, Refunding RB, Partners Healthcare System, 4.00%, 07/01/35	7,070	7,871,103
Massachusetts School Building Authority, RB, Senior Series B, 5.00%, 11/15/46(d)	3,300	3,913,363

		19,332,347

Michigan — 0.9%
Michigan Finance Authority, RB, Beaumont Health Credit Group, Series A, 5.00%, 11/01/44	2,220	2,515,828
State of Michigan Building Authority, Refunding RB, Facilities Program, Series I, 5.00%, 10/15/45	960	1,113,216

		3,629,044

Nevada — 1.6%
County of Clark Nevada Water Reclamation District, GO, Series B, 5.75%, 07/01/19(a)	2,024	2,030,897
Las Vegas Valley Water District Nevada, GO, Refunding, Water Improvement, Series A, 5.00%, 06/01/46	3,900	4,525,004

		6,555,901

New Jersey — 0.8%
County of Hudson New Jersey Improvement Authority, RB, Hudson County Vocational-Technical Schools Project, 5.25%, 05/01/51	920	1,073,941
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 06/15/36(d)	2,000	2,105,892

		3,179,833

New York — 12.0%
City of New York Water & Sewer System, Refunding RB:
2nd General Resolution, Fiscal 2013, Series CC, 5.00%, 06/15/47	6,240	7,022,326
2nd General Resolution, Series FF, 5.00%, 06/15/39	8,355	9,682,303
Series DD, 5.00%, 06/15/35	1,845	2,118,263
Metropolitan Transportation Authority, RB, Transportation, Sub-Series D-1, 5.25%, 11/15/44	3,850	4,432,832

Security	Par (000)	Value

New York (continued)
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	$1,698	$1,986,449
New York City Transitional Finance Authority, Refunding RB, Future Tax Secured, Series B, 5.00%, 11/01/30	12,500	13,922,125
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 198th Series, 5.25%, 11/15/56	2,561	3,036,595
State of New York Urban Development Corp., RB, Personal Income Tax, General Purpose, Series A-1, 5.00%, 03/15/43	5,720	6,319,785

		48,520,678

North Carolina — 1.4%
Durham Capital Fing Corp. Ltd., Refunding RB, 4.00%, 06/01/43	5,125	5,407,201

Pennsylvania — 1.8%
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/42	1,020	1,171,016
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	4,997	5,947,726

		7,118,742

Texas — 4.2%
City of Houston Texas Community College, GO, Limited Tax, 4.00%, 02/15/43	7,001	7,325,339
City of San Antonio Texas Water System, Refunding RB, Water System, Junior Lien, Series C, 5.00%, 05/15/46	3,750	4,400,387
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Baylor Health Care System Project, Series A, 5.00%, 11/15/38	719	792,126

8

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Texas Health Resources System, Series A, 5.00%, 02/15/41	$3,920	$4,550,150

		17,068,002

Virginia — 0.6%
Hampton Roads Transportation Accountability Commission, RB, Transportation Fund, Senior Lien, Series A, 5.00%, 07/01/48	1,996	2,387,954

Washington — 1.0%
Washington Health Care Facilities Authority, Refunding RB, Seattle Children’s Hospital, Series B, 5.00%, 10/01/38	3,210	3,898,941

Security	Par (000)	Value

Wisconsin — 0.9%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group, Series A, 5.00%, 04/01/42	$3,520	$3,778,650

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 46.2% (Cost — $178,083,829)		186,185,165

Total Long-Term Investments — 161.0% (Cost — $598,338,155)		648,629,672

Total Investments — 161.0% (Cost — $598,338,155)		648,629,672

Other Assets Less Liabilities — 1.5%		6,405,159

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (28.5)%		(114,838,470)

VMTP Shares, at Liquidation Value, Net of Deferred Offering Costs — (34.0)%		(137,200,000)

Net Assets Applicable to Common Shares — 100.0%		$402,996,361

(a)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(c)	Zero-coupon bond.
(d)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between June 17, 2019 to December 01, 2030, is $7,975,096.

(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

During the period ended May 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 08/31/18	Net Activity	Shares Held at 05/31/19	Value at 05/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class*	4,490,659	(4,490,659)	—	$—	$39,058	$717	$—

*	No longer held by the Fund as of period end.
(a)	Includes net capital gain distributions, if applicable.

9

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Municipal Income Quality Trust (BYM)

Portfolio Abbreviations

AGC — Assured Guarantee Corp.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

AMT — Alternative Minimum Tax (subject to)

ARB — Airport Revenue Bonds

BAM — Build America Mutual Assurance Co.

CAB — Capital Appreciation Bonds

COP — Certificates of Participation

COP — Colombian Peso

EDA — Economic Development Authority

GARB — General Airport Revenue Bonds

GO — General Obligation Bonds

GTD — Guaranteed

HDA — Housing Development Authority

HFA — Housing Finance Agency

ISD — Independent School District

LRB — Lease Revenue Bonds

M/F — Multi-Family

NPFGC — National Public Finance Guarantee Corp.

PSF — Permanent School Fund

PSF-GTD — Permanent School Fund Guaranteed

RB — Revenue Bonds

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	81	09/19/19	$10,267	$(67,882)
Long U.S. Treasury Bond	157	09/19/19	24,134	(251,187)
5-Year U.S. Treasury Note	52	09/30/19	6,103	(24,863)

				$(343,932)

10

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Municipal Income Quality Trust (BYM)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors.The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$648,629,672	$—	$648,629,672

Derivative Financial Instruments(b)
Liabilities:
Interest rate contracts	$(343,932)	$—	$—	$(343,932)

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
Investments:
TOB Trust Certificates	$—	$(114,309,602)	$—	$(114,309,602)
VMTP Shares at Liquidation Value	—	(137,200,000)	—	(137,200,000)

	$—	$(251,509,602)	$—	$(251,509,602)

11